Related Party Transactions (Details Textual) - USD ($)	1 Months Ended					3 Months Ended		12 Months Ended
	Dec. 22, 2014	Jun. 05, 2013	Jul. 10, 2012	Sep. 29, 2011	Aug. 02, 2011	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 04, 2014	Oct. 04, 2013
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction								$ 0	$ 459,000
Proceeds from Issuance of Common Stock								6,000	0
Stock Issued During Period, Value, New Issues								9,294,000	5,000,000
Private Placement [Member]
Related Party Transaction [Line Items]
Perccentage Of Cash Payment	7.00%
Young America Capital LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues	$ 3,000,000
Payments of Stock Issuance Costs	474,600
Todd Slater [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party			15.00%	15.00%
Fees Earned Separate from Buy Out Payment						$ 8,000	$ 21,000	85,000	46,000
Related Party Transaction, Amounts of Transaction			$ 163,000
Adam Dweck [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party					5.00%
Fees Earned Separate from Buy Out Payment						$ 7,000	$ 6,000	$ 25,000	$ 13,000
Warrants Exercise Price One								$ 5.00
Related Party Transaction Amounts Of Transaction One								$ 500,000
Warrants Issued To Purchase Common Stock Two								12,500		2,500	25,000
Warrants Exercise Price Two								$ 5.00			$ 5.00
Related Party Transaction Amounts Of Transaction Two								$ 1,000,000
Warrants Issued To Purchase Common Stock Three								25,000
Related Party Transaction Amounts Of Transaction Three								$ 2,000,000
Warrant Vested During First Milestone								12,500			12,500
Warrant Vested During Second Milestone								12,500		12,500
Warrant Issued To Purchase Common Stock								$ 2,500
Accumulated Royalties One								500,000
Accumulated Royalties Two								$ 1,000,000
Investment Warrants Expiration Date								Aug. 02, 2016
Threadstone Advisors, LLC [Member]
Related Party Transaction [Line Items]
Fees Earned Separate from Buy Out Payment		$ 280,000
Proceeds from Issuance Initial Public Offering		$ 4,000,000
Equity Method Investment, Ownership Percentage		5.00%
DiSanto Trust [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Common Stock		285,715
Stock Issued During Period, Shares, Purchase Of Warrants		62,500
Proceeds from Issuance of Common Stock		$ 1,000,000
Director [Member] | Young America Capital LLC [Member]
Related Party Transaction [Line Items]
Payments of Stock Issuance Costs	$ 439,005